UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul R. Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%
	Construction - 3.8%
17,088	Dycom Industries, Inc. (a)	$1,195,476
	Educational Services - 3.4%
123,547	K12, Inc. (a)	1,087,214
	Finance and Insurance - 19.0%
50,364	BofI Holding, Inc. (a)	1,060,162
6,090	Credit Acceptance Corporation (a)	1,303,382
45,443	Employers Holdings, Inc.	1,240,594
12,536	MarketAxess Holdings, Inc.	1,398,892
76,405	Net 1 UEPS Technologies, Inc. (a)	1,032,232
		6,035,262
	Health Care and Social Assistance - 4.2%
63,248	Foundation Medicine, Inc. (a)	1,332,003
	Manufacturing - 47.3%
30,384	Acorda Therapeutics, Inc. (a)	1,299,827
16,472	Astronics Corporation (a)	670,575
35,728	Cirrus Logic, Inc. (a)	1,055,048
27,080	Greenbrier Companies, Inc.	883,349
52,635	Hollysys Automation Technologies, Ltd.	1,167,444
65,482	II-VI, Inc. (a)	1,215,346
76,627	Ixia (a)	952,474
58,000	MaxLinear, Inc. (a)	854,340
26,187	Mellanox Technologies, Ltd. (a)	1,103,520
39,232	Movado Group, Inc.	1,008,655
30,740	Natus Medical, Inc. (a)	1,477,057
20,020	Sturm, Ruger & Company	1,193,392
21,402	Universal Electronics, Inc. (a)	1,098,993
86,884	Wabash National Corporation (a)	1,027,838
		15,007,858
	Mining, Quarrying, Oil and Gas Extraction - 4.0%
473,316	Basic Energy Services, Inc. (a)	1,268,487
	Professional, Scientific and Technical Services - 11.1%
49,971	AMN Healthcare Services, Inc. (a)	1,551,600
37,288	MDC Partners, Inc.	809,895
69,682	VASCO Data Security International, Inc. (a)	1,165,780
		3,527,275
	Retail Trade - 1.8%
32,190	Global Partners LP	565,578
	Transportation and Warehousing - 3.2%
63,568	Seaspan Corporation	1,005,010
	TOTAL COMMON STOCKS (Cost $33,914,006)	31,024,163

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
740,631	Fidelity Institutional Money Market Funds- Money Market Select Class, 0.23%*	740,631
	TOTAL SHORT-TERM INVESTMENTS (Cost $740,631)	740,631

	TOTAL INVESTMENTS - 100.1% (Cost $34,654,637)	31,764,794
	Liabilities in Excess of Other Assets - (0.1)%	(20,441)
	NET ASSETS - 100.0%	$31,744,353

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of December 31, 2015.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,024,163	$-	$-	$31,024,163
Short-Term Investments	740,631	-	-	740,631
Total Investments in Securities	$31,764,794	$-	$-	$31,764,794
^See Schedule of Investments for breakout of investments by industry classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2015, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date                02/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date                02/26/16

By (Signature and Title)*            /s/ Kristen M. Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date                02/26/16

* Print the name and title of each signing officer under his or her signature.